Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories

Note 14—Inventories

Inventories are specified below:

(EUR’000)	2025	2024
Inventories
Raw materials and consumables	19,083	17,596
Work in progress	253,494	235,688
Finished goods	28,956	42,325
Total inventories	301,533	295,609

Due to production lead time, work in progress includes inventories that are not sellable before more than twelve months after the reporting date.

Inventories were reduced by write-downs of €24.9 million and €15.7 million for the years ended December 31, 2025 and 2024 respectively.